Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Held to Maturity Securities, Contractual Maturities) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Less Than One Year, Amortized Cost	$ 421,237
One – Five Years, Amortized Cost	13,898,304
Five – Ten Years, Amortized Cost	57,135,325
After Ten Years, Amortized Cost	117,487,885
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	369,140,098	$ 420,876,924
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	369,140,098
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Less Than One Year, Fair Value	420,631
One – Five Years, Fair Value	14,144,321
Five – Ten Years, Fair Value	58,129,443
After Ten Years, Fair Value	120,022,263
Available-for-sale Securities, Fair Value Disclosure	375,513,870	429,700,540
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	375,513,870
Equity Securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	180,197,347	233,963,842
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale Securities, Fair Value Disclosure	$ 182,797,212	$ 238,852,713